3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Share-based compensation expense) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Total Stock-Based Compensation Expense	$ 89,793	$ 74,813	$ 260,680	$ 190,601	$ 607,946	$ 765,273
Weighted average number of common shares outstanding - basic and diluted	259,369,911	187,643,582	243,494,916	182,004,220
Basic and diluted loss per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Vesting of Stock Options [Member]
Total Stock-Based Compensation Expense	89,793	73,856	260,680	124,243	541,588	355,578
Incremental fair value of option modifications [Member]
Total Stock-Based Compensation Expense	0	957	0	1,914	1,914	23,028
Vesting Expense Associated with CEO Restricted Stock Grant [Member]
Total Stock-Based Compensation Expense	$ 0	$ 0	$ 0	$ 64,444	$ 64,444	$ 386,667